SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Summary Of Accounting Policies [Line Items]
Cash and cash equivalents, maturities	three months or less	three months or less
Time deposits, maturity	greater than three months but less than a year	greater than three months but less than a year
Impairment charge of long-lived assets	$ 0	¥ 0	¥ 0	¥ 0
Investment Income Interest	$ 3,178	¥ 20,589	17,009	2,058
Percentage of business taxes, surcharges and cultural development fees on revenue, minimum	0.56%	0.56%
Percentage of business taxes, surcharges and cultural development fees on revenue, maximum	2.27%	2.27%
Advertising costs	$ 4,043	¥ 26,192	34,489	30,759
Capital lease terms
For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

Capital lease obligation	$ 0		0	¥ 0	¥ 0
Income Tax Examination, Likelihood of Unfavorable Settlement
Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement

Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement

Deferred stock issuance costs			3,241
Current deferred tax liability					¥ 0
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Presumption investment interests percentage for accounted under equity method	3.00%				3.00%
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Presumption investment interests percentage for accounted under equity method	5.00%				5.00%
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Business tax and surcharges	$ 97	¥ 629	¥ 8,198	¥ 7,526
China, Yuan Renminbi
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.4778				6.4778
United States of America, Dollars
Summary Of Accounting Policies [Line Items]
Currency exchange rate	1.00				1.00